Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income / (loss)	$ (3,019,356)	$ (23,550,966)	$ 11,870,254	$ 12,105,673
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property and equipment	2,610	20,361	25,179	22,940
Amortization of intangible asset	100,189	781,475	681,515	378,801
Allowance for credit losses on accounts receivable	990,538	7,726,197	507,230	(348,954)
(Reversal of allowance) / Allowance for credit losses on amount due from related parties	3,219	25,112	(5,867)	6,467
Deferred income tax			1,063	151,343
Changes in operating assets and liabilities:
Accounts receivable, net	(4,573,102)	(35,670,196)	(2,478,930)	7,035,028
Unbilled receivables (Contract assets)	132,220	1,031,318	(644,511)	(1,427,212)
Prepayment and other current assets, net	(465,694)	(3,632,422)	288,935	(11,571,528)
Amounts due from related parties	(6,923)	(54,000)	45,668	(63,800)
Accounts payable	1,047,293	8,168,875	(2,532,877)	(11,122,393)
Accrued expenses and other current liabilities	269,202	2,099,776	(684,862)	277,364
Deferred revenue (Contract liabilities)	(1,738,495)	(13,560,270)	(1,184,574)	10,794,962
Tax payable			2,046,213	2,010,472
Net cash provided by / (used in) operating activities	(7,258,299)	(56,614,740)	7,934,436	8,249,163
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,247)	(9,724)	(15,280)	(42,291)
Purchase of intangible asset			(1,197,897)	(938,516)
Prepayment for development of intangible assets	(1,426,087)	(11,123,475)
Cash used in investing activities	(1,427,334)	(11,133,199)	(1,213,177)	(980,807)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from / (Repayment of) bank borrowing	(36,528)	(284,917)	5,000,000
Payment of deferred offering cost	(819,564)	(6,392,602)	(2,820,149)
Net movement in amount due from / to shareholders	(72,798)	(567,823)	84,495	2,083,704
Payment of underwriting discounts and commissions	(837,200)	(6,530,160)
Proceeds from initial public offering	11,960,000	93,288,000
Dividend paid	(86,208)	(672,420)	(8,337,024)	(8,490,556)
Net cash (used in) / provided by financing activities	10,107,702	78,840,078	(6,072,678)	(6,406,852)
Net increase in cash and cash equivalents	1,422,070	11,092,139	648,581	861,504
Cash and cash equivalents, beginning of year	1,348,978	10,522,032	9,873,451	9,011,947
Cash and cash equivalents, end of year	2,771,048	21,614,171	10,522,032	9,873,451
Supplemental cash flow information
Hong Kong profits tax paid			(153,378)
Interest paid	(18,627)	(145,289)	(100,939)
Supplemental disclosure of non-cash information:
Right-of-use assets obtained in exchange for new lease liabilities				$ 461,624